Stock-Based Compensation Plan - Earnout Restricted Stock Units (Details) - $ / shares		3 Months Ended		12 Months Ended
	Jan. 21, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Additional earnout shares receivable	640,421	30,732,442	8,490,120	9,866,462	7,992,280	4,486,439
Share Price	$ 10.00
Earnout RSUs
Business Acquisition [Line Items]
Number of months following the closing	60 months
Earnout RSUs | First Threshold
Business Acquisition [Line Items]
Number of months following the closing	60 months
Stock price trigger	$ 12.50
Threshold number of trading days	20 days
Threshold consecutive trading days	30 days
Percentage of earnout RSUs	50.00%
Earnout RSUs | Second Threshold
Business Acquisition [Line Items]
Stock price trigger	$ 15.00
Threshold number of trading days	20 days
Threshold consecutive trading days	30 days
Percentage of earnout RSUs	50.00%